CHANGE IN OPERATING WORKING CAPITAL - GTN's Carty Lateral Construction Accrual (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-cash items
Accruals for capital expenditures	[1]				$ 10
Capital expenditures	[1]	$ 7	$ 11	$ 29	54	$ 10
GTN
Non-cash items
Accruals for capital expenditures					$ 10
Capital expenditures			$ 10

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).